Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and Cash Equivalents	$ 354,767	$ 353,842	$ 290,282	$ 218,484	$ 144,205
Restricted Cash	279,478	165,294		72,528	65,284
Total cash, cash equivalents and restricted cash	$ 634,245	$ 519,136	$ 425,431	$ 291,012	$ 209,489	$ 80,560